Dec. 31, 2017
First Investors Tax Exempt Income Fund
First Investors Tax Exempt Income Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors Tax Exempt Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees[2]	0.25%	1.00%	None	None
Other Expenses	0.11%	0.17%	0.11%	0.09%
Total Annual Fund Operating Expenses	0.96%	1.77%	0.71%	0.69%
Fee Waiver[3]	-0.05%	-0.05%	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	1.72%	0.66%	0.64%
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.
3. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds 0.55% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following:

First Investors Tax Exempt Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A shares	$489	$689	$905	$1,527
Class B shares	$575	$852	$1,155	$1,866
Advisor Class shares	$67	$222	$390	$878
Institutional Class shares	$65	$216	$379	$854

	1 Year	3 Years	5 Years	10 Years
Class B shares	$175	$552	$955	$1,866

3.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

TEP419